LOW DURATION, MULTI-STRATEGY ABSOLUTE RETURN AND STRATEGIC INCOME PROSPECTUS SUPPLEMENTS DTD 6-7-2011
Eaton Vance Low Duration Fund
EATON VANCE LOW DURATION FUND Supplement to Prospectuses dated March 1, 2011
1. Effective the date of this Supplement the name of Investment Portfolio has been changed to "Short-Term U.S. Government Portfolio".
2. The following replaces the first bullet point of the second paragraph under "Principal Investment Strategies":
  Short-Term U.S. Government Portfolio will invest at least 80% of its net assets in securities issued, backed or otherwise guaranteed by the U.S. Government, or its agencies or instrumentalities under normal circumstances. The Portfolio’s dollar-weighted average duration will not exceed three years.